Schedule of Warrant Activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Beginning Balance	562,006	226,006	53,506
Weighted Average Exercise Price, Beginning balance	$ 180.73	$ 412.26	$ 1,418.98
Weighted Average Remaining Life (Years), Outstanding, Beginning Balance	4 years 6 months 3 days	4 years 25 days	3 years 1 month 20 days
Intrinsic Value, Outstanding, Beginning Balance			$ 8,743,588
Number of Warrants, Issued	178,500	336,000	172,500
Weighted Average Exercise Price, Issued	$ 0.1	$ 25.00	$ 100.00
Number of Warrants, Exercised	65,660
Weighted Average Exercise Price, Exercised	$ 0.1
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited or cancelled
Number of Warrants, Outstanding, Ending Balance	674,846	562,006	226,006	53,506
Weighted Average Exercise Price, Ending balance	$ 150.53	$ 180.73	$ 412.26	$ 1,418.98
Intrinsic Value, Outstanding, Ending Balance				$ 8,743,588
Number of Warrants, Exercised	(65,660)
Weighted Average Remaining Life (Years), Outstanding, Ending Balance	4 years 4 months 17 days
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Beginning Balance		226,006	53,506	52,646
Weighted Average Exercise Price, Beginning balance		$ 412.26	$ 1,418.98	$ 428.00
Weighted Average Remaining Life (Years), Outstanding, Beginning Balance			4 years 25 days	3 years 1 month 20 days	10 months 9 days
Intrinsic Value, Outstanding, Beginning Balance			$ 8,743,588	$ 14,654,296
Number of Warrants, Issued			172,500	56,037
Weighted Average Exercise Price, Issued			$ 100.00	$ 1,437.89
Number of Warrants, Exercised				55,032
Weighted Average Exercise Price, Exercised				$ 487.63
Weighted Average Exercise Price, Exercised				145
Weighted Average Exercise Price, Forfeited or cancelled				$ 425.00
Number of Warrants, Outstanding, Ending Balance			226,006	53,506	52,646
Weighted Average Exercise Price, Ending balance			$ 412.26	$ 1,418.98	$ 428.00
Intrinsic Value, Outstanding, Ending Balance				$ 8,743,588	$ 14,654,296
Number of Warrants, Exercised				(55,032)